UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008 — June 30, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

Putnam VT Discovery Growth Fund

SEMIANNUAL REPORT

June 30, 2008

Putnam VT Discovery Growth Fund

Putnam Investments is pleased to provide this semiannual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are also pleased to announce that Robert L. Reynolds, a leader and visionary in the mutual fund industry, has joined the Putnam leadership team as President and Chief Executive Officer of Putnam Investments, effective July 1, 2008. Charles E. Haldeman, Jr., former President and CEO, will take on the role of Chairman of Putnam Investment Management, LLC, the firm’s fund management company.

Mr. Reynolds brings to Putnam substantial industry experience and an outstanding record of success. He was Vice Chairman and Chief Operating Officer at Fidelity Investments from 2000 to 2007, and President of Fidelity’s Institutional Retirement Group from 1996 to 2000. Mr. Reynolds’ appointment is another example of Putnam’s ongoing efforts to exceed our shareholders’ expectations.

INVESTMENT OBJECTIVE
Long-term growth of capital

PORTFOLIO
Stocks of small, midsize, and large companies that management believes offer above-average growth potential

NET ASSET VALUE	June 30, 2008
Class IA	$4.94
Class IB	$4.82

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 6/30/08)	IA Shares*	IB Shares*

6 months	–9.01%	-9.20%
1 year	–10.19	–10.55
5 years	49.46	47.52
Annualized	8.37	8.09
Life	–39.47	–40.70
Annualized	–6.27	–6.52

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Commencement of operations September 29, 2000.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The stock market experienced significant volatility during the past six months as investors struggled with continued fallout from the subprime mortgage crisis, disruptions in the financials sector, and concerns about the U.S. economy’s health. Although this challenging environment dampened fund performance, selected sector overweightings and underweightings, positive stock-picking in the energy, financials, basic materials, and technology sectors, and strength among large-cap holdings helped performance somewhat. For the six months ended June 30, 2008, the fund’s class IA shares had a loss of 9.01% at net asset value.

Individual stock analysis and selection remain the cornerstones of the fund’s investment strategy. However, the management team continually monitors macroeconomic and market developments to gauge their potential impact on investment strategy and specific holdings. During the past six months, for example, these considerations led the team to keep the portfolio’s weighting low in the hard-hit financials and consumer cyclicals sectors. This positioning improved performance somewhat, although certain holdings did decline substantially, particularly among financials. Reduced liquidity and available credit opportunities throughout the financial world hurt global commodities and energy trading company Intercontinental Exchange, one of the fund’s top detractors, which was sold by the end of the period. Insurer AIG also declined as financial stocks continued to face credit pressures in the current market. Despite the stock’s poor performance during the period, the company is one of the top names in its industry, and the fund’s management team remains optimistic about the stock’s long-term potential. After delivering superior returns throughout 2007, solar energy company Suntech Power retrenched somewhat, and was sold by the end of the period. The slowing U.S. economy took its toll on for-profit adult educational provider Apollo Group, with fewer people able to afford additional education and student loan funds harder to obtain. We sold this holding by the end of the

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period. Internet giant Google also disappointed due to reduced advertising revenues and investor concerns about competition from a potential Yahoo!–Microsoft merger.

Holdings in energy, basic materials, and technology all provided superior returns. Rising worldwide demand for coal led high-quality, low-cost coal producer Massey Energy to deliver superior performance. Operational efficiencies and the world’s growing appetite for steel helped flat- and cold-rolled steel company Steel Dynamics tally strong returns. Natural gas provider Southwestern Energy and semiconductor firm Marvel Technology Group also contributed.

Looking ahead, management continues to see opportunities among energy, basic materials, commodities, health-care, and technology stocks. The environment for financial issues remains difficult as the market continues to work through the aftereffects of the credit crisis and the impact of the slowing U.S. economy. Fund management is less bullish on consumer-related stocks, as the U.S. consumer remains stretched by rising energy prices and economic weakness.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

RISK COMPARISON

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Morningstar Risk.

The fund’s Morningstar Risk is shown alongside that of the average variable annuity/variable life fund (VA/L) in its Morningstar category. The risk bar broadens the comparison by translating the fund’s Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by Morningstar as of June 30, 2008. A higher Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Morningstar determines a fund’s Morningstar Risk by assessing variations in the fund’s monthly returns — with an emphasis on downside variations — over a 3-year period, if available.Those measures are weighted and averaged to produce the fund’s Morningstar Risk.The information shown is provided for the fund’s class IB shares only; information for other classes may vary. Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2008 Morningstar, Inc. All Rights Reserved.The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGEMENT TEAM

The fund is managed by the Putnam Small and Emerging Growth and Global Asset Allocation teams. Richard Weed is the Portfolio Leader. Raymond Haddad, Jeffrey Knight, and Robert Schoen are the Portfolio Members. During the reporting period ended June 30, 2008, Jeffrey Knight and Robert Schoen joined the management team, following Robert Ginsberg’s departure. Listed below are the Putnam Funds managed by these team members, who may also manage other retail mutual fund counterparts to the Putnam VT Funds or other accounts advised by Putnam Management or an affiliate.

Name	Portfolio Leader	Portfolio Member

Raymond Haddad	VT New Opportunities Fund	VT Discovery Growth Fund
VT OTC & Emerging Growth Fund
VT Vista Fund

Jeffrey Knight	VT Global Asset Allocation Fund	VT Discovery Growth Fund
	Asset Allocation: Balanced Portfolio	VT The George Putnam Fund of Boston
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
VT Growth Opportunities Fund
Income Strategies Fund
VT Voyager Fund

Robert Schoen	VT Growth Opportunities Fund	VT Discovery Growth Fund
	VT Voyager Fund	VT Global Asset Allocation Fund
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
Income Strategies Fund

Richard Weed	VT Discovery Growth Fund	VT New Opportunities Fund
VT OTC & Emerging Growth Fund
Small Cap Growth Fund

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2008, to June 30, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/08		ENDED 6/30/08

	Class IA	Class IB	Class IA	Class IB

VT Discovery Growth Fund
Expenses paid per $1,000	$3.89	$5.08	$4.12	$5.37
Ending value (after expenses)	$909.90	$908.00	$1,020.79	$1,019.54
Annualized expense ratio	0.82%	1.07%	0.82%	1.07%
Lipper peer group avg. expense ratio*	0.82%	1.07%	0.82%	1.07%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage service arrangements that may reduce subaccount expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund's expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal-year end data available for the peer group funds as of 6/30/08.

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Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In May 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style,

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changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT Discovery Growth Fund	4th	41st

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds.

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Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

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	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT Discovery Growth Fund	67th (167)	55th (132)	60th (102)
Lipper VP (Underlying Funds) — Multi-Cap Growth Funds

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on

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average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (June 30, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 6/30/08	period rank	period rank	period rank

Putnam VT Discovery Growth Fund	66% (109/166)	54% (61/113)	—
Lipper VP (Underlying Funds) — Multi-Cap Growth Funds

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

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Putnam VT Discovery Growth Fund

The fund’s portfolio
6/30/08 (Unaudited)

COMMON STOCKS (96.0%)*

	Shares	Value

Advertising and Marketing Services (0.2%)
Omnicom Group, Inc.	1,200	$53,856

Aerospace and Defense (1.9%)
Alliant Techsystems, Inc. †	850	86,428
Boeing Co. (The)	1,800	118,296
L-3 Communications Holdings, Inc.	600	54,522
Lockheed Martin Corp.	1,850	182,521
United Technologies Corp.	1,600	98,720
		540,487

Automotive (1.5%)
AutoZone, Inc. †	1,850	223,869
BorgWarner, Inc.	1,550	68,789
Copart, Inc. †	2,250	96,345
Exide Technologies †	3,700	62,012
		451,015

Banking (0.7%)
Barclays PLC ADR (United Kingdom)	1,150	26,623
Northern Trust Corp.	600	41,142
Toronto-Dominion Bank (The) (Canada)	750	46,703
U.S. Bancorp	3,600	100,404
		214,872

Beverage (0.6%)
Coca-Cola Co. (The)	1,250	64,975
Pepsi Bottling Group, Inc. (The)	1,550	43,276
PepsiCo, Inc.	950	60,411
		168,662

Biotechnology (1.5%)
Amgen, Inc. †	1,000	47,160
Biogen Idec, Inc. †	1,100	61,479
Genzyme Corp. †	900	64,818
Martek Biosciences Corp. †	4,600	155,066
Medicines Co. †	5,900	116,938
		445,461

Broadcasting (0.3%)
CTC Media, Inc. (Russia) †	3,450	85,077

Cable Television (0.2%)
DirecTV Group, Inc. (The) †	2,500	64,775

Chemicals (2.7%)
Celanese Corp. Ser. A	450	20,547
Fertilizantes Fosfatados SA (Preference) (Brazil)	2,200	167,863
FMC Corp.	2,000	154,880
Monsanto Co.	1,100	139,084
Potash Corp. of Saskatchewan (Canada)	350	80,000
Sigma-Adrich Corp.	2,750	148,115
Terra Industries, Inc.	1,400	69,090
		779,579

COMMON STOCKS (96.0%)* continued

	Shares	Value

Coal (2.7%)
Arch Coal, Inc.	2,850	$213,836
CONSOL Energy, Inc.	2,500	280,925
Foundation Coal Holdings, Inc.	1,150	101,867
Massey Energy Co.	1,960	183,750
		780,378

Commercial and Consumer Services (1.7%)
Brink’s Co. (The)	2,250	147,195
Dun & Bradstreet Corp. (The)	350	30,674
Equifax, Inc.	1,242	41,756
H&R Block, Inc.	7,650	163,710
Watson Wyatt Worldwide, Inc. Class A	1,900	100,491
		483,826

Communications Equipment (1.7%)
Cisco Systems, Inc. †	6,156	143,189
Corning, Inc.	1,050	24,203
F5 Networks, Inc. †	6,100	173,362
Harris Corp.	2,956	149,248
		490,002

Computers (4.4%)
ANSYS, Inc. †	3,749	176,653
Apple Computer, Inc. †	1,050	175,812
EMC Corp. †	5,000	73,450
Hewlett-Packard Co.	3,500	154,735
IBM Corp.	1,850	219,281
National Instruments Corp.	3,150	89,366
NCR Corp. †	6,000	151,200
NetApp, Inc. †	900	19,494
Nuance Communications, Inc. † (S)	3,200	50,144
Solera Holdings, Inc. †	5,850	161,811
		1,271,946

Conglomerates (3.1%)
AMETEK, Inc.	3,250	153,465
General Electric Co.	4,950	132,116
Harsco Corp.	1,850	100,659
Honeywell International, Inc.	800	40,224
SPX Corp.	1,200	158,076
Tyco International, Ltd. (Bermuda)	650	26,026
Walter Industries, Inc.	2,725	296,398
		906,964

Consumer Finance (0.3%)
Capital One Financial Corp.	2,050	77,921

Consumer Goods (0.9%)
Clorox Co.	500	26,100
Colgate-Palmolive Co.	400	27,640
Procter & Gamble Co. (The)	3,200	194,592
Unilever NV (NY Shares) (Netherlands)	900	25,560
		273,892

10

COMMON STOCKS (96.0%)* continued

	Shares	Value

Consumer Services (—%)
Netflix, Inc. †	250	$6,518

Containers (0.1%)
Owens-Illinois, Inc. †	350	14,592

Distribution (0.2%)
LKQ Corp. †	3,600	65,052

Electric Utilities (0.7%)
Edison International	250	12,845
FirstEnergy Corp.	250	20,583
PNM Resources, Inc.	12,700	151,892
Public Service Enterprise Group, Inc.	500	22,965
		208,285

Electrical Equipment (0.6%)
Emerson Electric Co.	500	24,725
Molex, Inc.	6,050	147,681
		172,406

Electronics (4.1%)
Altera Corp.	10,150	210,105
Amphenol Corp. Class A	3,300	148,104
Analog Devices, Inc.	6,050	192,209
Badger Meter, Inc.	342	17,281
Intel Corp.	6,100	131,028
Itron, Inc. †	600	59,010
Marvell Technology Group, Ltd. (Bermuda) †	9,050	159,823
MEMC Electronic Materials, Inc. †	550	33,847
National Semiconductor Corp.	1,850	37,999
Texas Instruments, Inc.	2,800	78,848
Xilinx, Inc.	5,500	138,875
		1,207,129

Energy (Oil Field) (7.5%)
BJ Services Co.	4,450	142,133
Cameron International Corp. †	6,000	332,100
Core Laboratories NV (Netherlands) †	1,150	163,703
Dresser-Rand Group, Inc. †	250	9,775
Dril-Quip, Inc. †	2,900	182,700
FMC Technologies, Inc. †	4,500	346,185
Halliburton Co.	2,200	116,754
Hercules Offshore, Inc. †	6,992	265,836
National-Oilwell Varco, Inc. †	997	88,454
Noble Corp.	300	19,488
Oceaneering International, Inc. †	3,150	242,708
Schlumberger, Ltd.	450	48,344
Smith International, Inc.	2,250	187,065
Transocean, Inc. †	300	45,717
		2,190,962

Putnam VT Discovery Growth Fund

COMMON STOCKS (96.0%)* continued

	Shares	Value

Energy (Other) (1.0%)
Covanta Holding Corp. †	4,600	$122,774
First Solar, Inc. †	600	163,692
		286,466

Engineering & Construction (2.2%)
Fluor Corp.	1,150	213,992
Jacobs Engineering Group, Inc. †	1,850	149,295
McDermott International, Inc. †	4,350	269,222
		632,509

Environmental (1.2%)
Foster Wheeler, Ltd. †	4,800	351,120

Financial (0.3%)
Assurant, Inc.	900	59,364
Nasdaq OMX Group, Inc. (The) †	850	22,568
		81,932

Food (1.1%)
Bunge, Ltd.	250	26,923
Cal-Maine Foods, Inc. (S)	3,950	130,311
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar ADR (Brazil) (S)	3,150	133,749
Sara Lee Corp.	1,450	17,763
		308,746

Forest Products and Packaging (0.6%)
Plum Creek Timber Company, Inc. (R)	3,850	164,434

Gaming & Lottery (—%)
International Game Technology	300	7,494

Health Care Services (4.0%)
Aetna, Inc.	800	32,424
Amedisys, Inc. †	3,500	176,470
BioMarin Pharmaceuticals, Inc. †	3,150	91,287
Charles River Laboratories International, Inc. †	2,900	185,368
Community Health Systems, Inc. †	2,850	93,993
Express Scripts, Inc. †	2,500	156,800
Humana, Inc. †	650	25,851
IMS Health, Inc.	2,900	67,570
Medco Health Solutions, Inc. †	700	33,040
Pediatrix Medical Group, Inc. †	1,450	71,384
Pharmaceutical Product Development, Inc.	3,500	150,150
Warner Chilcott, Ltd. Class A (Bermuda) †	3,000	50,850
WellPoint, Inc. †	800	38,128
		1,173,315

Insurance (0.3%)
AFLAC, Inc.	550	34,540
American International Group, Inc.	2,200	58,212
		92,752

11

COMMON STOCKS (96.0%)* continued

	Shares	Value

Investment Banking/Brokerage (0.9%)
Blackstone Group LP (The)	2,665	$48,530
Federated Investors, Inc.	750	25,815
Goldman Sachs Group, Inc. (The)	521	91,123
Janus Capital Group, Inc.	750	19,853
Raymond James Financial, Inc.	750	19,793
State Street Corp.	850	54,392
T. Rowe Price Group, Inc.	150	8,471
		267,977

Machinery (2.8%)
AGCO Corp. †	2,900	151,989
Bucyrus International, Inc. Class A	1,450	105,879
Caterpillar, Inc.	1,800	132,876
Cummins, Inc.	250	16,380
Deere (John) & Co.	200	14,426
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	450	16,844
Joy Global, Inc.	3,250	246,448
Parker-Hannifin Corp.	400	28,528
Terex Corp. †	1,700	87,329
		800,699

Manufacturing (2.3%)
Actuant Corp. Class A	3,858	120,948
Acuity Brands, Inc.	3,000	144,240
Flowserve Corp.	1,050	143,535
Matthews International Corp.	3,800	171,988
Mettler-Toledo International, Inc. †	950	90,117
		670,828

Media (0.3%)
Time Warner, Inc.	1,700	25,160
Walt Disney Co. (The)	1,750	54,600
		79,760

Medical Technology (5.6%)
Baxter International, Inc.	300	19,182
Becton, Dickinson and Co.	1,050	85,365
Bruker BioSciences Corp. †	10,250	131,713
C.R. Bard, Inc.	4,100	360,595
Datascope Corp.	2,200	103,400
Haemonetics Corp. †	2,150	119,239
Hospira, Inc. †	1,450	58,160
Intuitive Surgical, Inc. †	100	26,940
Luminex Corp. †	4,398	90,379
Medtronic, Inc.	1,700	87,975
PerkinElmer, Inc.	3,400	94,690
St. Jude Medical, Inc. †	1,500	61,320
Varian Medical Systems, Inc. †	3,100	160,735
West Pharmaceutical Services, Inc. (S)	5,000	216,400
Zimmer Holdings, Inc. †	250	17,013
		1,633,106

Putnam VT Discovery Growth Fund

COMMON STOCKS (96.0%)* continued

	Shares	Value

Metal Fabricators (0.3%)
Mueller Industries, Inc.	2,550	$82,110

Metals (5.3%)
Agnico-Eagle Mines, Ltd. (Canada)	1,650	122,711
AK Steel Holding Corp.	2,750	189,750
Cleveland-Cliffs, Inc.	1,400	166,866
Freeport-McMoRan Copper & Gold, Inc. Class B	400	46,876
Nucor Corp.	250	18,668
PAN American Silver Corp. (Canada) †	2,550	88,179
Reliance Steel & Aluminum Co.	1,450	111,781
Schnitzer Steel Industries, Inc. Class A	850	97,410
Southern Copper Corp.	2,050	218,592
Steel Dynamics, Inc.	8,050	314,514
United States Steel Corp.	150	27,717
Yamana Gold, Inc. (Canada)	7,750	128,185
		1,531,249

Natural Gas Utilities (2.0%)
Equitable Resources, Inc.	4,600	317,676
Questar Corp.	3,550	252,192
		569,868

Oil & Gas (7.7%)
Chevron Corp.	900	89,217
ConocoPhillips	1,400	132,146
Denbury Resources, Inc. †	6,800	248,200
Devon Energy Corp.	850	102,136
Exxon Mobil Corp.	4,600	405,398
Helmerich & Payne, Inc.	1,950	140,439
Hess Corp.	1,000	126,190
Marathon Oil Corp.	550	28,529
Nabors Industries, Ltd. (Bermuda) †	1,600	78,768
Occidental Petroleum Corp.	2,050	184,213
Patterson-UTI Energy, Inc.	3,334	120,157
Range Resources Corp.	800	52,432
Rex Energy Corp. †	5,400	142,560
Southwestern Energy Co. †	5,050	240,431
Sunoco, Inc.	1,200	48,828
Tesoro Corp.	800	15,816
Valero Energy Corp.	1,850	76,183
		2,231,643

Pharmaceuticals (3.0%)
Cephalon, Inc. †	1,350	90,032
Eli Lilly & Co.	750	34,620
Forest Laboratories, Inc. †	450	15,633
Johnson & Johnson	2,750	176,935
Merck & Co., Inc.	2,100	79,149
Owens & Minor, Inc. (S)	3,450	157,631
Perrigo Co.	3,650	115,961
Schering-Plough Corp.	2,200	43,318

12

COMMON STOCKS (96.0%)* continued

	Shares	Value

Pharmaceuticals continued
Watson Pharmaceuticals, Inc. †	4,100	$111,397
Wyeth	950	45,562
		870,238

Power Producers (0.2%)
AES Corp. (The) †	2,650	50,907
NRG Energy, Inc. †	500	21,450
		72,357

Publishing (0.5%)
Marvel Entertainment, Inc. †	3,900	125,346
McGraw-Hill Cos., Inc. (The)	350	14,042
		139,388

Railroads (0.1%)
Norfolk Southern Corp.	300	18,801

Real Estate (2.5%)
CB Richard Ellis Group, Inc. Class A †	4,649	89,261
Cyrela Brazil Realty SA (Brazil)	10,300	142,857
Gafisa SA ADR (Brazil)	5,750	197,628
Jones Lang LaSalle, Inc.	300	18,057
Nationwide Health Properties, Inc. (R)	3,500	110,215
Ventas, Inc. (R)	3,900	166,023
		724,041

Restaurants (0.8%)
Burger King Holdings, Inc. (S)	5,150	137,969
McDonald’s Corp.	300	16,866
Starbucks Corp. †	500	7,870
Yum! Brands, Inc.	1,900	66,671
		229,376

Retail (4.6%)
Abercrombie & Fitch Co. Class A	250	15,670
Aeropostale, Inc. †	2,300	72,059
Amazon.com, Inc. †	50	3,667
Best Buy Co., Inc.	250	9,900
Big Lots, Inc. †	600	18,744
BJ’s Wholesale Club, Inc. †	250	9,675
Buckle, Inc. (The)	1,350	61,736
Cash America International, Inc.	1,900	58,900
Costco Wholesale Corp.	300	21,042
CVS Caremark Corp.	2,200	87,054
Dollar Tree, Inc. †	450	14,711
GameStop Corp. †	400	16,160
GOME Electrical Appliances Holdings, Ltd.
(Hong Kong)	76,000	36,066
Kroger Co.	1,500	43,305
Lowe’s Cos., Inc.	2,250	46,688
Priceline.com, Inc. †	1,600	184,736
Rent-A-Center, Inc. †	5,000	102,850
Safeway, Inc.	1,200	34,260

Putnam VT Discovery Growth Fund

COMMON STOCKS (96.0%)* continued

	Shares	Value

Retail continued
TJX Cos., Inc. (The)	5,950	$187,247
Urban Outfitters, Inc. †	2,600	81,094
Wet Seal, Inc. (The) Class A †	29,557	140,987
Wolverine World Wide, Inc.	4,050	108,014
		1,354,565

Schools (0.7%)
DeVry, Inc.	3,600	193,032

Shipping (0.8%)
Kirby Corp. †	4,450	213,600
Ryder System, Inc.	150	10,332
		223,932

Software (3.1%)
Activision, Inc. †	5,300	180,571
Adobe Systems, Inc. †	2,150	84,689
Autodesk, Inc. †	700	23,667
Informatica Corp. †	4,400	66,176
McAfee, Inc. †	3,150	107,195
Microsoft Corp.	8,450	232,460
Red Hat, Inc. †	8,100	167,589
Symantec Corp. †	2,200	42,570
		904,917

Staffing (0.5%)
Hewitt Associates, Inc. Class A †	3,900	149,487

Technology (0.5%)
Affiliated Computer Services, Inc. Class A †	2,800	149,772

Technology Services (1.5%)
Accenture, Ltd. Class A (Bermuda)	650	26,468
Asiainfo Holdings, Inc. (China) †	6,200	73,284
eBay, Inc. †	3,150	86,090
Google, Inc. Class A †	192	101,073
Salesforce.com, Inc. †	1,800	122,814
Yahoo!, Inc. †	600	12,396
		422,125

Textiles (0.3%)
Coach, Inc. †	1,650	47,652
NIKE, Inc. Class B	500	29,805
		77,457

Tire & Rubber (—%)
Goodyear Tire & Rubber Co. (The) †	650	11,590

Tobacco (0.3%)
Altria Group, Inc.	1,950	40,092
Philip Morris International, Inc.	1,200	59,268
		99,360

13

Putnam VT Discovery Growth Fund

COMMON STOCKS (96.0%)* continued

	Shares	Value

Toys (0.7%)
Hasbro, Inc.	3,000	$107,160
Leapfrog Enterprises, Inc. †	12,350	102,752
		209,912

Transportation Services (0.3%)
Landstar Systems, Inc.	1,700	93,874

Waste Management (0.1%)
Republic Services, Inc.	950	28,182

Total common stocks (cost $24,967,452)		$27,892,071

INVESTMENT COMPANIES (0.3%)*

	Shares	Value

iShares FTSE/Xinhua China 25 Index Fund	50	$6,575
S&P 500 Index Depository Receipts (SPDR
Trust Series 1)	650	83,252

Total investment companies (cost $97,068)		$89,827

WARRANTS (0.3%)* † (cost $93,773)

	Expiration	Strike
	date	price	Warrants	Value

Gome Electrical
Appliances Holdings
144A (Hong Kong)	2/19/09	$—	168,000	$76,709

CONVERTIBLE PREFERRED STOCKS (—%)*

			Shares	Value

MarketSoft Software Corp. escrow (acquired
2/9/06, cost $—) (Private) ‡ † (F)			25,369	$3
Totality Corp. Ser. D, $0.346 cum. cv. pfd.
(acquired 7/27/00, cost $42,356) (Private) ‡ † (F)			16,600	2

Total convertible preferred stocks (cost $42,356)				$5

SHORT-TERM INVESTMENTS (2.9%)*

Principal amount/shares				Value

Putnam Prime Money Market Fund (e)			490,907	$490,907
Short-term investments held as
collateral for loaned securities with
yields ranging from 2.00% to 3.75%
and due dates ranging from July 1,
2008 to August 19, 2008 (d)		$359,758		359,350

Total short-term investments (cost $850,257)				$850,257

Total investments (cost $26,050,906)				$28,908,869

* Percentages indicated are based on net assets of $29,064,519.

† Non-income-producing security.

‡ Restricted, excluding 144A securities, as to public resale.The total market value of restricted securities held at June 30, 2008 was $5 or less than 0.1% of net assets.

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(F) Is valued at fair value following procedures approved by theTrustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate InvestmentTrust.

(S) Securities on loan, in part or in entirety, at June 30, 2008.

At June 30, 2008, liquid assets totaling $76,709 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements.The Standard establishes a three-level hierarchy for disclosure of fair value measurements.The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

		Other
	Investments in	financial
Valuation inputs	securities	instruments

Level 1	$28,472,805	$—
Level 2	436,059	—
Level 3	5	—

Total	$28,908,869	$—

Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of June 30, 2008:

		Other
	Investments in	financial
	securities	instruments

Balance as of December 31, 2007	$1,103	$—
Accrued discounts/premiums	—	—
Realized gain/loss	1,029	—
Change in net unrealized
appreciation (depreciation)	(1,098)	—
Net purchases/sales	(1,029)	—
Net transfers in and/or out of Level 3	—	—

Balance as of June 30, 2008	$5	$—

Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)
Putnam VT
Discovery
Growth
Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$28,417,962
Affiliated issuers (Note 5)	490,907
Cash	891
Dividends, interest, and other receivables	33,777
Receivable for securities sold	1,347,048

Total assets	30,290,585

Liabilities
Payable for securities purchased	667,341
Payable for shares of the fund repurchased	85,432
Payable for compensation of Manager (Notes 2 and 5)	12,024
Payable for investor servicing fees (Note 2)	596
Payable for custodian fees (Note 2)	9,873
Payable for Trustee compensation and expenses (Note 2)	46,768
Payable for administrative services (Note 2)	1,232
Payable for distribution fees (Note 2)	3,900
Payable for auditing fees	23,505
Collateral on securities loaned, at value (Note 1)	359,350
Other accrued expenses	16,045

Total liabilities	1,226,066

Net assets	$29,064,519

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$29,632,557
Undistributed net investment income (loss) (Note 1)	(7,097)
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(3,418,904)
Net unrealized appreciation (depreciation) of investments	2,857,963

Total — Representing net assets applicable to capital
shares outstanding	$29,064,519

Computation of net asset value Class IA
Net Assets	$11,007,624
Number of shares outstanding	2,230,402
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$4.94
Computation of net asset value Class IB
Net Assets	$18,056,895
Number of shares outstanding	3,743,963
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$4.82

Cost of investments, including repurchase agreements (Note 1):
Unaffiliated issuers	$25,559,999
Affiliated issuers (Note 5)	490,907
Value of securities on loan (Note 1)	348,659

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
15

PUTNAM VARIABLE TRUST

Statement of Operations

Six months ended June 30, 2008 (Unaudited)
Putnam VT
Discovery
Growth
Fund

Investment income
Dividends	$124,532
Interest — unaffiliated issuers	4
Interest — affiliated issuers (Note 5)	15,847
Securities lending	5,272
Less: foreign taxes withheld	(314)

Total investment income	145,341

Expenses
Compensation of Manager (Note 2)	110,254
Investor servicing fees (Note 2)	4,755
Custodian fees (Note 2)	11,419
Trustee compensation and expenses (Note 2)	13,359
Administrative services (Note 2)	11,602
Distribution fees-class IB (Note 2)	25,039
Auditing	23,898
Legal	12,953
Other	13,282
Fees waived and reimbursed by Manager (Notes 2 and 5)	(72,249)

Total expenses	154,312

Expense reduction (Note 2)	(1,874)

Net expenses	152,438

Net investment income (loss)	(7,097)

Net realized gain (loss) on investments (Notes 1 and 3)	(1,152,911)
Net realized gain (loss) on written options (Notes 1 and 3)	11,295
Net realized gain (loss) on foreign currency transactions (Note 1)	(149)
Net unrealized appreciation (depreciation) of investments
and written options during the period	(2,166,725)

Net gain (loss) on investments	(3,308,490)

Net increase (decrease) in net assets resulting
from operations	$(3,315,587)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	Discovery Growth Fund
	Six months ended	Year ended
	June 30	December 31
	2008*	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(7,097)	$(41,512)
Net realized gain (loss) on investments and
foreign currency transactions	(1,141,765)	3,942,905
Net unrealized appreciation (depreciation)
of investments	(2,166,725)	(288,735)

Net increase (decrease) in net assets
resulting from operations	(3,315,587)	3,612,658

Distributions to shareholders (Note 1):
From ordinary income
Net realized short-term gain on investments
Class IA	(103,486)	(237,773)
Class IB	(186,102)	(548,748)
From net realized long-term gain on investments
Class IA	(1,045,421)	(743,484)
Class IB	(1,880,014)	(1,715,862)
Increase (decrease) from capital share
transactions (Note 4)	(1,375,888)	(136,552)

Total increase (decrease) in net assets	(7,906,498)	230,239

Net assets:
Beginning of period	36,971,017	36,740,778

End of period	$29,064,519	$36,971,017

Undistributed net investment income (loss),
end of period	$(7,097)	$—

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
17

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	reimbursement	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d)	net assets (%)	(%)

Putnam VT Discovery Growth Fund (Class IA)
June 30, 2008†	$6.06	—(e,i)	(.58)	(.58)	—	(.54)	(.54)	—	$4.94	(9.01)*	$11,008	.41*(i)	.06*(i)	88.39*
December 31, 2007	6.01	—(e,i)	.60	.60	—	(.55)	(.55)	—	6.06	10.68	12,881	.83(i)	.06(i)	124.26
December 31, 2006	5.40	.01(i)	.60	.61	—	—	—	—	6.01	11.30	11,434	.82(i)	.10(i)	94.83
December 31, 2005	5.02	—(e,i,k)	.38	.38	—	—	—	—	5.40	7.57	13,287	.88(i)	(.09)(i,k)	147.47
December 31, 2004	4.66	(.01)(i,j)	.37	.36	—	—	—	—	5.02	7.73	17,068	.94(i)	(.24)(i,j)	106.52
December 31, 2003	3.52	(.02)	1.16	1.14	—	—	—	—	4.66	32.39	19,835	1.08	(.58)	81.55

Putnam VT Discovery Growth Fund (Class IB)
June 30, 2008†	$5.94	—(e,i)	(.58)	(.58)	—	(.54)	(.54)	—	$4.82	(9.20)*	$18,057	.53*(i)	(.07)*(i)	88.39*
December 31, 2007	5.92	(.01)(i)	.58	.57	—	(.55)	(.55)	—	5.94	10.32	24,090	1.08(i)	(.19)(i)	124.26
December 31, 2006	5.33	(.01)(i)	.60	.59	—	—	—	—	5.92	11.07	25,307	1.07(i)	(.14)(i)	94.83
December 31, 2005	4.97	(.02)(i,k)	.38	.36	—	—	—	—	5.33	7.24	27,155	1.13(i)	(.34)(i,k)	147.47
December 31, 2004	4.62	(.02)(i,j)	.37	.35	—	—	—	—	4.97	7.58	34,186	1.19(i)	(.48)(i,j)	106.52
December 31, 2003	3.50	(.03)	1.15	1.12	—	—	—	—	4.62	32.00	35,091	1.33	(.83)	81.55

† Unaudited

* Not annualized

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(e) Amount represents less than $0.01 per share.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the fund’s class IA and class IB shares reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

June 30, 2008	0.23%

December 31, 2007	0.32

December 31, 2006	0.43

December 31, 2005	0.29

December 31, 2004	0.14

(j) Reflects a special dividend received by the fund which amounted to $0.01 per share and 0.14% of average net assets for class IA and IB shares.

(k) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.03% of average net assets for class IA and IB shares for the period ended December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
18	19

PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2008 (Unaudited)

NOTE 1

SIGNIFICANT ACCOUNTING POLICIES

Putnam VT Discovery Growth Fund (“the fund”), is a series of Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks long-term growth of capital by investing primarily in stocks of small, midsize, and large companies that management believes offer above-average growth potential.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending

20

arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized

21

gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

G) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At June 30, 2008, the value of securities loaned amounted to $348,659. The fund received cash collateral of $359,350 which is pooled with collateral of other Putnam funds into 65 issues of short-term investments.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2007, the fund had a capital loss carryover of $2,122,005 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover	Expiration Date

$707,335	December 31, 2008
707,335	December 31, 2009
707,335	December 31, 2010

The aggregate identified cost on a tax basis is $26,134,736, resulting in gross unrealized appreciation and depreciation of $4,040,510 and $1,266,377, respectively, or net unrealized appreciation of $2,774,133.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Beneficial interest At June 30, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund.

22

Approximately 48.6% of the fund is owned by accounts of one group of insurance companies.

NOTE 2

MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of the next $5 billion, 0.42% of the next $5 billion, 0.41% of the next $5 billion, 0.40% of the next $5 billion, 0.39% of the next $5 billion, 0.38% of the next $8.5 billion and 0.37% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses. For the period ended June 30, 2008, Putnam Management waived $71,847 of its management fee from the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the period ended June 30, 2008, the fund incurred $4,755 for investor servicing agent functions provided by PFTC.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the six months ended June 30, 2008, the fund’s expenses were reduced by $1,874 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $274, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of

23

service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

NOTE 3

PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2008, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $27,322,484 and $32,093,174, respectively. There were no purchases or sales of U.S. government securities.

Written option transactions during the period ended June 30, 2008 are summarized as follows:

	Contract Amounts	Premiums Received

Written options outstanding at beginning of period	$3,790	$5,489

Options opened	5,250	8,752
Options exercised	(1,660)	(2,946)
Options expired	(7,380)	(11,295)
Options closed	—	—

Written options outstanding at end of period	$—	$—

NOTE 4

CAPITAL SHARES

At June 30, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Six months ended June 30		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Discovery Growth Fund Class IA
Shares sold	206,432	$1,111,509	744,422	$4,542,701
Shares issued in connection with reinvestment of distributions	245,493	1,148,907	173,367	981,257

	451,925	2,260,416	917,789	5,523,958
Shares repurchased	(348,615)	(1,820,886)	(693,467)	(4,194,755)

Net increase	103,310	$439,530	224,322	$1,329,203

Putnam VT Discovery Growth Fund Class IB
Shares sold	141,907	$729,777	449,911	$2,693,832
Shares issued in connection with reinvestment of distributions	452,104	2,066,116	407,304	2,264,610

	594,011	2,795,893	857,215	4,958,442
Shares repurchased	(905,809)	(4,611,311)	(1,077,591)	(6,424,197)

Net decrease	(311,798)	$(1,815,418)	(220,376)	$(1,465,755)

24

NOTE 5

INVESTMENT IN PUTNAM PRIME MONEY MARKET FUND

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended June 30, 2008, management fees paid were reduced by $402 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the Statement of operations and totaled $15,847 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $9,128,575 and $9,702,450, respectively.

NOTE 6

REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Put-nam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

NOTE 7

NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133 (“SFAS 133”), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

25

PUTNAM VARIABLE TRUST
Brokerage Commissions
June 30, 2008 (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in its group for the 12 months ended June 30, 2008.

U.S. SMALL- AND MID-CAP GROUP

Putnam Capital Opportunities Fund, Putnam Discovery Growth Fund, Putnam Mid Cap Value Fund, Putnam New Opportunities Fund, Putnam OTC & Emerging Growth Fund, Putnam Small Cap Growth Fund, Putnam Small Cap Value Fund, Putnam Vista Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, and Putnam VT Vista Fund.

The top five firms that received brokerage commissions for trades executed for the U.S. Small- and Mid-Cap Core group are (in descending order) Morgan Stanley and Company, Citigroup Global Markets, UBS Securities, LLC, Credit Suisse First Boston, and Merrill Lynch. Commissions paid to these firms together represented approximately 42% of the total brokerage commissions paid for the 12 months ended June 30, 2008.

Commissions paid to the next 10 firms together represented approximately 36% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bear Stearns & Company, CIBC World Markets, Deutsche Bank Securities, Goldman Sachs & Company, Investment Technology, JPMorgan Clearing, RBC Capital Markets, S.G. Cowen Securities Corp., Wachovia Securities, and Weeden & Company.

Commission amounts do not include “mark-ups” paid on bond or derivative trades made directly with a dealer. Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.

26

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27

Putnam Variable Trust

FUND INFORMATION

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Trustees
John A. Hill, *Chairman*
Jameson Adkins Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Richard B. Worley

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

252127 8/08

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2008

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2008